Summary of significant accounting policies - Schedule of contract balance (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Summary of significant accounting policies
Opening Balance	¥ 199,744,129		¥ 188,099,873
Increase (decrease), net	(8,355,601)		11,644,256
Ending Balance	191,388,528	$ 30,033,036	199,744,129
Opening Balance	10,910,989		17,134,532
Increase (decrease), net	(3,434,987)		(6,223,543)
Ending Balance	7,476,002	$ 1,173,148	10,910,989
Opening Balance	229,701,778		182,819,528
Increase (decrease), net	(6,597,447)		46,882,250
Ending Balance	¥ 223,104,331		¥ 229,701,778